SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2022
Subsequent Event [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTSOn October 4, 2022, Lion received $2,712,668 under the Strategic Innovation Fund of the Government of Canada loan related to the Battery Manufacturing Plant and Innovation Center (Note 8.3).
17 - SUBSEQUENT EVENTS (CONTINUED)
On November 8, 2022, Lion entered into the Finalta-CDPQ Loan Agreement with Finalta, as lender and administrative agent, and Caisse de dépôt et placement du Québec (through one of its subsidiaries), as lender, to finance certain refundable tax credits and grants under government programs. The Finalta-CDPQ Loan Agreement provides for a loan facility of up to a principal amount of C$30,000,000 ($22,233,751) and bears interest at the rate of 10.95% per annum. The obligations thereunder are secured by a first priority security interest, hypothec and lien in certain tax credits and government grants and a subordinate security interest, hypothec and lien in substantially all other movable property and assets. The Finalta-CDPQ Loan Agreement matures on November 6, 2024.

An aggregate amount of $22,233,751 (C$30,000,000) was advanced under the Finalta-CDPQ Loan Agreement on November 8, 2022 upon entering into of the agreement and is outstanding as of the date hereof. A portion of the advances made under the Finalta-CDPQ Loan Agreement was used to repay in full the Company’s previous credit facilities entered into with Finalta on May 6, 2021, under which $9.8 million was outstanding as of September 30, 2022 (refer to Note 8). All previous hypothecs and other liens relating to the Previous Finalta Credit Facilities were discharged upon repayment thereof.